Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 32,958	$ 1	$ 35,369,995	$ (63,933,006)	$ (28,530,052)
Balance, shares at Dec. 31, 2023	32,958,288	147
Net loss				(3,848,143)	(3,848,143)
Preferred stock dividend			(93,345)		(93,345)
Balance at Dec. 31, 2024	$ 32,958	$ 1	35,276,650	(67,781,149)	(32,471,540)
Balance, shares at Dec. 31, 2024	32,958,288	147
Net loss				(6,961,918)	(6,961,918)
Preferred stock dividend			(94,619)		(94,619)
Balance at Dec. 31, 2025	$ 32,958	$ 1	$ 35,182,032	$ (74,743,067)	$ (39,528,075)
Balance, shares at Dec. 31, 2025	32,958,288	147